UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2019

Item 1.

Reports to Stockholders

Fidelity® Series Floating Rate High Income Fund

Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

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Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2019	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Floating Rate High Income Fund	4.61%	3.89%	5.22%

 A From October 20, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Floating Rate High Income Fund on October 20, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P®/LSTA Leveraged Performing Loan Index performed over the same period.

Period Ending Values
$14,986	Fidelity® Series Floating Rate High Income Fund
$14,808	S&P®/LSTA Leveraged Performing Loan Index

Management's Discussion of Fund Performance

Market Recap:  High-yield, floating-rate bank loans gained 3.00% for the 12 months ending September 30, 2019, as measured by the S&P/LSTA® Leveraged Performing Loan Index. Following a steep downturn in the fourth quarter of 2018, the loan market rebounded briskly to begin the new year, as risk sentiment improved markedly after U.S. Federal Reserve Chairman Jerome Powell commented that mild inflation would give the central bank greater flexibility to set policy in 2019. Loan prices then seesawed from March through June, amid a mix of factors. Investors recalibrated interest rate expectations in light of the Fed’s dovish shift, ultimately concluding that the central bank was likely to cut its target rate in the near future, hampering demand for loans. Better-than-expected corporate earnings aided the asset class, while ongoing uncertainty about the outcome of U.S.–China trade negotiations gave investors pause, as did the Fed’s decision to ease rates at the end of July. Within the index, all but a few industries posted a gain. Leading the way among larger index groups were radio & television, cable & satellite television, insurance, lodging & casinos, and building & development, which each returned roughly 5% to 6%. Conversely, notable laggards included nonferrous metals/minerals (-11%), oil & gas (-6%), and drugs (0%). From a credit-quality perspective, loans rated BB (+4%) and B (+3%) comfortably outdistanced the -2% result of the market’s lower-quality CCC tier. By comparison, bank loans lagged taxable investment-grade bonds (+10%) and high-yield debt (+6%) the past 12 months.

Comments from Co-Portfolio Managers Eric Mollenhauer and Kevin Nielsen:  For the fiscal year, the fund gained 4.61%, topping the 3.00% advance of the benchmark S&P/LSTA® Leveraged Performing Loan Index. Security selection drove the fund's outperformance of the benchmark the past 12 months, led by our picks in a handful of industries: health care, business equipment & services, drugs, electronics/electrical, and retailers (except food & drug). Overweighting lodging & casinos also contributed to relative performance. Conversely, notable detractors versus the benchmark included an overweighting in oil & gas, an industry group that returned about -6% this period, and stock picking in nonferrous metals/minerals.The top individual relative contributor was Altice, as our stake in the cable and telecommunications company gained 11%. Elsewhere, it also helped to overweight Frontier Communications, an old-line telephone services company, as our position rose about 10% the past 12 months, despite Frontier being hit hard by the cord-cutting that is reshaping the telecom industry. Frontier is among the fund’s largest holdings. We'll also note that the fund's performance versus the benchmark benefited from our investments in cash, representing about 6% of assets the past 12 months, on average. Turning to relative detractors, three companies in the oil & gas industry hurt most: Expro Holdings (-29%), Gavilan Resources (-35%) and California Resources (-9%). Expro was an out-of-benchmark equity position, which the fund received when the firm restructured.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of September 30, 2019

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Shops LLC.	2.3
Intelsat Jackson Holdings SA	1.9
Asurion LLC	1.6
Caesars Resort Collection LLC	1.3
Frontier Communications Corp.	1.2
8.3

Top Five Market Sectors as of September 30, 2019

% of fund's net assets
Technology	15.1
Telecommunications	7.8
Healthcare	6.3
Energy	6.2
Gaming	6.1

Quality Diversification (% of fund's net assets)

As of September 30, 2019
BBB	2.6%
BB	29.5%
B	54.7%
CCC,CC,C	6.0%
Not Rated	1.1%
Equities	1.0%
Short-Term Investments and Net Other Assets	5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2019*
Bank Loan Obligations	88.7%
Nonconvertible Bonds	5.2%
Common Stocks	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 11.0%

Schedule of Investments September 30, 2019

Showing Percentage of Net Assets

Bank Loan Obligations - 88.7%(a)
	Principal Amount	Value
Aerospace - 1.3%
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.35% 6/19/26 (b)(c)	$125,000	$125,000
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 5/30/25 (b)(c)	916,050	911,571
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 8/22/24 (b)(c)	1,226,322	1,219,749
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.55% 2/28/21 (b)(c)	405,000	405,170
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0096% 4/30/25 (b)(c)	498,741	499,055
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.01% 4/30/26 (b)(c)	235,000	232,845

TOTAL AEROSPACE		3,393,390

Air Transportation - 0.7%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (b)(c)	494,266	496,272
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 4/4/26 (b)(c)	265,734	266,813
Kestrel Bidco, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 8/7/26 (c)(d)	625,000	629,300
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 2/23/25 (b)(c)	460,000	461,881

TOTAL AIR TRANSPORTATION		1,854,266

Automotive & Auto Parts - 1.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8% 6/30/23 (b)(c)	262,865	262,865
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3125% 6/29/26 (b)(c)	369,375	370,760
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.6044% 11/27/20 (b)(c)	798,741	725,520
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.1044% 11/27/21 (b)(c)	845,000	586,751
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 3/31/24 (b)(c)	337,641	332,002
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.5435% 4/18/23 (b)(c)	286,331	289,195

TOTAL AUTOMOTIVE & AUTO PARTS		2,567,093

Banks & Thrifts - 0.8%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6559% 9/30/24 (b)(c)	892,763	896,110
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 2/27/26 (b)(c)	621,875	623,430
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 2/13/25 (b)(c)	109,450	109,109
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5689% 7/1/26 (b)(c)	381,805	383,141

TOTAL BANKS & THRIFTS		2,011,790

Broadcasting - 2.3%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 8/15/25 (b)(c)	764,884	764,249
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8036% 11/18/24 (b)(c)	482,421	482,542
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7959% 3/31/26 (b)(c)	250,000	250,313
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3% 8/24/26 (b)(c)	1,720,000	1,728,600
iHeartMedia Capital I LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1002% 5/1/26 (b)(c)	252,304	253,795
ION Media Networks, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0625% 12/18/24 (b)(c)	533,365	532,032
NEP/NCP Holdco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 10/19/25 (b)(c)	267,975	262,559
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 10/19/26 (b)(c)	250,000	244,168
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.807% 6/19/26 (b)(c)	1,000,000	1,004,060
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.54% 9/30/26 (b)(c)	480,000	481,402

TOTAL BROADCASTING		6,003,720

Building Materials - 1.3%
ACProducts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.5435% 2/15/24 (b)(c)(e)	246,875	237,000
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 10/1/26 (c)(d)	625,000	626,563
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.11% 7/2/25 (b)(c)	350,000	350,875
HD Supply, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 3.7935% 10/17/23 (b)(c)	247,500	248,223
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.05% 9/27/24 (b)(c)	851,400	747,104
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6044% 5/21/26 (b)(c)	1,137,445	1,137,445

TOTAL BUILDING MATERIALS		3,347,210

Cable/Satellite TV - 3.0%
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8% 5/1/24 (b)(c)	327,463	327,259
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.05% 4/30/25 (b)(c)	2,930,189	2,946,305
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 4/15/27 (c)(d)	750,000	750,938
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5275% 1/25/26 (b)(c)	417,678	417,678
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2775% 1/15/26 (b)(c)	497,500	496,754
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.93% 1/15/25 (b)(c)	259,700	261,162
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2775% 7/17/25 (b)(c)	944,509	942,989
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5275% 1/15/26 (b)(c)	499,000	499,000
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 8/19/23 (b)(c)	1,274,211	1,228,021

TOTAL CABLE/SATELLITE TV		7,870,106

Capital Goods - 0.5%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 10/1/25 (b)(c)	292,813	292,081
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.2935% 11/15/26 (b)(c)	135,000	133,200
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 11/15/25 (b)(c)	436,700	430,014
Sundyne U.S. Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 5/15/26 (b)(c)	188,889	188,653
Titan Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.0435% 9/19/26 (b)(c)	250,000	249,375

TOTAL CAPITAL GOODS		1,293,323

Chemicals - 2.0%
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.82% 7/1/26 (b)(c)	259,350	258,377
MacDermid, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 1/31/26 (b)(c)	372,188	373,233
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.6044% 3/1/26 (b)(c)	746,250	744,295
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.625% 10/11/24 (b)(c)	536,193	533,512
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2921% 10/1/25 (b)(c)	1,238,775	1,211,522
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.8% 4/3/25 (b)(c)	400,208	385,301
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.0435% 9/6/24 (b)(c)	735,000	730,223
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8173% 9/22/24 (b)(c)	697,108	696,487
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 4/3/25 (b)(c)	138,142	138,357
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 4/3/25 (b)(c)	236,814	237,184

TOTAL CHEMICALS		5,308,491

Consumer Products - 1.4%
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 6/11/26 (b)(c)	208,861	205,859
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 6/11/26 (c)(f)	41,139	40,548
Coty, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2921% 4/5/25 (b)(c)	539,536	521,732
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.29% 7/3/20 (b)(c)	368,379	342,593
Edgewell Personal Care Co. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 11/8/26 (c)(d)	500,000	500,315
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6003% 4/30/25 (b)(c)	990,000	865,636
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0275% 6/15/25 (b)(c)	370,313	314,766
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.86% 11/29/24 (b)(c)	835,002	835,787

TOTAL CONSUMER PRODUCTS		3,627,236

Containers - 2.1%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1007% 11/7/25 (b)(c)	879,358	862,544
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.250% 4.299% 10/1/22 (b)(c)	495,797	497,844
Tranche U, term loan 3 month U.S. LIBOR + 2.500% 4.549% 7/1/26 (b)(c)	872,813	876,635
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5895% 4/3/24 (b)(c)	244,375	239,013
Charter Nex U.S., Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 5/16/24 (b)(c)	169,575	169,327
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 5/16/24 (b)(c)	395,888	391,683
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 5/22/24 (b)(c)	235,170	233,701
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.4269% 8/3/22 (b)(c)	98,199	98,130
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2531% 7/31/26 (b)(c)	250,000	249,063
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 2/5/23 (b)(c)	1,676,552	1,678,648
Tank Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.5164% 3/26/26 (b)(c)	325,000	324,730

TOTAL CONTAINERS		5,621,318

Diversified Financial Services - 4.4%
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 7/12/24 (b)(c)	498,728	496,389
AssuredPartners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 10/22/24 (b)(c)	623,197	619,788
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.7942% 1/15/25 (b)(c)	762,084	764,431
AVSC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/26/26 (c)(d)	375,000	367,500
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.7555% 10/31/24 (b)(c)	597,190	569,200
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8% 4/27/24 (b)(c)	1,246,313	1,239,857
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8544% 10/6/23 (b)(c)	713,333	715,245
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 10/1/25 (b)(c)	1,724,224	1,732,845
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.18% 2/9/23 (b)(c)	771,071	771,711
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 7/3/24 (b)(c)	445,159	446,588
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3125% 3/29/25 (b)(c)	423,550	421,432
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2775% 3/1/25 (b)(c)	929,018	930,569
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 6/30/24 (b)(c)	558,643	556,548
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0447% 12/5/20 (b)(c)	489,334	480,771
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 9/29/24 (b)(c)	212,534	208,814
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 6/19/25 (b)(c)	740,625	742,477
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 4/9/23 (b)(c)	348,967	349,937
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3% 4/29/26 (b)(c)	219,434	219,832

TOTAL DIVERSIFIED FINANCIAL SERVICES		11,633,934

Energy - 4.7%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 11/3/25 (b)(c)	494,760	443,221
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 6/22/24 (b)(c)	648,073	593,959
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0459% 5/21/25 (b)(c)	513,500	473,062
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4185% 12/31/21 (b)(c)	1,507,000	1,308,272
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 12/31/22 (b)(c)	1,038,000	919,492
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 8/1/23 (b)(c)	310,000	315,425
Citgo Petroleum Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1044% 3/28/24 (b)(c)	1,243,750	1,246,859
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6044% 7/29/21 (b)(c)	845,407	846,997
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 3/31/25 (b)(c)	384,155	382,907
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 10.1044% 3/23/26 (b)(c)	94,010	92,483
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 2/6/25 (b)(c)	138,594	136,827
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (b)(c)	750,000	709,688
Equitrans Midstream Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.55% 1/31/24 (b)(c)	362,263	361,810
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0435% 3/1/24 (b)(c)	745,000	321,594
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2909% 7/18/25 (b)(c)	1,151,706	1,121,958
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.36% 8/25/23 (b)(c)	637,639	481,819
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0536% 5/22/26 (b)(c)	623,438	606,686
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6/13/26 (c)(d)	125,000	125,209
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 10/30/24 (b)(c)	124,367	120,533
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8125% 11/14/25 (b)(c)	858,513	856,366
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 3/1/26 (b)(c)	182,201	181,518
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3% 12/9/21 (b)(c)	678,809	638,080
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 11/8/22 (b)(c)	255,450	255,769

TOTAL ENERGY		12,540,534

Entertainment/Film - 0.7%
AMC Entertainment Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.23% 4/22/26 (b)(c)	497,500	499,157
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 7/8/22 (b)(c)	1,020,763	965,580
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.3544% 7/8/23 (b)(c)	215,000	195,220
SMG U.S. Midco 2, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 1/23/25 (b)(c)	201,925	200,285

TOTAL ENTERTAINMENT/FILM		1,860,242

Environmental - 0.2%
Environmental Resources Management I Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 7/10/26 (b)(c)	249,375	250,310
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 2/8/26 (b)(c)	248,750	247,041

TOTAL ENVIRONMENTAL		497,351

Food & Drug Retail - 2.5%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 12/6/24 (b)(c)	491,493	492,722
Albertson's LLC Tranche B8, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 8/17/26 (b)(c)	648,230	652,048
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.2179% 5/31/24 (b)(c)	2,088,205	1,987,720
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7594% 10/22/25 (b)(c)	488,296	490,586
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 5/1/26 (b)(c)	1,134,300	1,139,030
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.7555% 11/20/25 (b)(c)	360,938	304,090
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0435% 11/25/20 (b)(c)	28,424	28,163
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.4185% 11/25/22 (b)(c)	1,009,454	983,713
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 3/27/23 (b)(c)	444,459	446,682

TOTAL FOOD & DRUG RETAIL		6,524,754

Food/Beverage/Tobacco - 1.9%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.7921% 10/1/26 (b)(c)	80,000	79,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7921% 10/1/25 (b)(c)	238,200	238,598
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 10/7/23 (b)(c)	986,840	977,593
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1044% 2/6/25 (b)(c)	310,275	306,319
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.04% 5/24/24 (b)(c)	650,765	652,229
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 8.7935% 6/20/25 (b)(c)	249,375	225,891
Sage Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 6/20/26 (b)(c)	498,750	500,311
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.7935% 6/30/22 (b)(c)	555,938	551,768
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 6/30/21 (b)(c)	236,823	236,009
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 4.05% 8/15/26 (b)(c)	300,000	300,939
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 6/27/23 (b)(c)	713,500	715,805
U.S. Salt LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 1/16/26 (b)(c)(e)	164,175	164,791

TOTAL FOOD/BEVERAGE/TOBACCO		4,949,253

Gaming - 5.7%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 7/1/23 (b)(c)	465,137	449,788
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 2/15/24 (b)(c)	572,450	568,334
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0276% 10/19/24 (b)(c)	503,137	504,511
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.1661% 9/15/23 (b)(c)	627,637	629,137
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 12/22/24 (b)(c)	3,396,666	3,372,889
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 4/18/24 (b)(c)	423,501	424,162
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3125% 4/17/24 (b)(c)	972,367	970,345
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.06% 10/20/24 (b)(c)	957,708	960,102
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7995% 10/4/23 (b)(c)	2,208,430	2,204,521
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 10/14/23 (b)(c)	335,225	309,758
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 5/29/26 (b)(c)	364,088	365,908
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 10/15/25 (b)(c)	402,481	404,172
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.8758% 8/14/24 (b)(c)	1,838,029	1,820,807
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6044% 7/10/25 (b)(c)	1,335,846	1,340,856
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.55% 6/8/23 (b)(c)	685,254	687,495

TOTAL GAMING		15,012,785

Healthcare - 5.3%
Aldevron LLC 1LN, term loan 3 month U.S. LIBOR + 4.250% 9/20/26 (c)(d)	755,000	756,888
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.0435% 6/22/24 (b)(c)	747,788	726,760
Catalent Pharma Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 5/9/26 (b)(c)	248,750	249,295
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 3/13/25 (b)(c)	985,000	987,344
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.7935% 3/18/23 (b)(c)	832,564	834,545
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.6515% 8/18/22 (b)(c)(e)	45,375	44,468
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 8/31/26 (b)(c)	228,054	225,830
2LN, term loan 3 month U.S. LIBOR + 8.250% 8/30/27 (c)(d)	180,000	179,775
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 8/31/26 (c)(d)(f)	56,946	56,391
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8544% 6/7/23 (b)(c)	45,000	42,797
NVA Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 2/2/25 (b)(c)	249,375	249,063
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 2/2/25 (b)(c)	483,144	482,540
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.563% 6/30/25 (b)(c)	875,432	845,449
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 9/27/24 (b)(c)	735,673	697,447
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.5536% 11/16/25 (b)(c)	921,544	921,691
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3% 8/31/24 (b)(c)	498,728	486,634
Tivity Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.2935% 3/8/26 (b)(c)	232,086	230,248
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 6/23/24 (b)(c)	645,936	627,365
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.0625% 6/13/26 (b)(c)	1,125,000	1,060,313
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.7886% 11/27/25 (b)(c)	1,093,750	1,095,391
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0386% 6/1/25 (b)(c)	717,369	719,987
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 5/6/26 (b)(c)	173,938	174,590
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.681% 2/11/26 (b)(c)	1,741,250	1,734,720
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 12/1/24 (b)(c)	736,875	723,523

TOTAL HEALTHCARE		14,153,054

Homebuilders/Real Estate - 1.7%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 8/21/25 (b)(c)	989,010	989,505
Forest City Enterprises LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 12/7/25 (b)(c)	560,763	564,267
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 1/30/24 (b)(c)	678,660	649,708
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 1/30/24 (b)(c)	38,277	36,645
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 3/23/25 (b)(c)	378,951	379,531
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2959% 2/8/25 (b)(c)	305,480	290,398
Starwood Property Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 7/10/26 (b)(c)	250,000	250,000
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0459% 12/22/24 (b)(c)	1,358,636	1,361,462

TOTAL HOMEBUILDERS/REAL ESTATE		4,521,516

Hotels - 1.1%
Aimbridge Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8169% 2/1/26 (b)(c)	248,750	248,128
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0434% 9/18/26 (b)(c)	251,783	252,768
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 11/30/23 (b)(c)	1,283,815	1,289,348
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.7684% 6/21/26 (b)(c)	126,445	127,162
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 8/31/25 (b)(c)	203,463	204,311
Travelport Finance Luxembourg SARL:
1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1044% 5/29/26 (b)(c)	640,000	576,915
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.1044% 5/28/27 (b)(c)	250,000	215,000

TOTAL HOTELS		2,913,632

Insurance - 3.3%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3544% 11/22/23 (b)(c)	682,054	677,791
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0536% 5/10/25 (b)(c)	679,163	667,155
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2886% 5/9/25 (b)(c)	249,375	247,088
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7962% 1/25/24 (b)(c)	659,542	659,338
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 11/3/23 (b)(c)	2,268,578	2,276,722
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 11/3/24 (b)(c)	493,750	495,261
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.5435% 8/4/25 (b)(c)	1,363,000	1,384,127
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2663% 4/25/25 (b)(c)	1,522,724	1,503,903
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1044% 5/16/24 (b)(c)	817,162	803,033

TOTAL INSURANCE		8,714,418

Leisure - 2.9%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 7/31/24 (b)(c)	620,175	620,951
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.5421% 1/4/26 (b)(c)	382,325	386,787
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 4.2935% 2/28/25 (b)(c)	893,513	887,152
3 month U.S. LIBOR + 2.500% 9/20/26 (c)(d)	375,000	373,905
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 2/1/24 (b)(c)	1,290,956	1,272,559
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 9/8/24 (b)(c)	250,000	250,625
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 3/8/24 (b)(c)	731,325	731,018
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8741% 6/10/22 (b)(c)	941,151	940,511
NASCAR Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.750% 7/26/26 (c)(d)	500,000	503,045
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.6044% 5/10/26 (b)(c)(e)	124,688	124,532
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 3/31/24 (b)(c)	341,497	340,401
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7935% 7/6/24 (b)(c)	486,045	488,072
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5435% 12/21/25 (b)(c)	373,125	328,973
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5435% 6/10/26 (b)(c)	263,229	261,913
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.5435% 6/10/27 (b)(c)	60,000	59,700
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5435% 6/10/26 (b)(c)(f)	36,111	35,931

TOTAL LEISURE		7,606,075

Metals/Mining - 0.4%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 3/21/25 (b)(c)	662,592	661,353
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3544% 10/17/22 (b)(c)	1,120,400	420,710

TOTAL METALS/MINING		1,082,063

Paper - 0.5%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3125% 7/26/26 (b)(c)	125,000	125,313
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3189% 12/29/23 (b)(c)	620,253	596,528
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5689% 6/29/25 (b)(c)	733,889	705,678

TOTAL PAPER		1,427,519

Publishing/Printing - 1.5%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 6/7/23 (b)(c)	1,144,228	1,080,345
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5625% 2/19/26 (b)(c)	248,125	246,989
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.8544% 11/3/23 (b)(c)	651,453	506,505
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4584% 3/13/25 (b)(c)	679,650	676,462
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.5055% 6/1/22 (b)(c)	328,527	328,527
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 10/24/21 (b)(c)	400,136	399,888
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 8/24/22 (b)(c)	727,707	727,983

TOTAL PUBLISHING/PRINTING		3,966,699

Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 2/17/24 (b)(c)	712,238	714,375
CEC Entertainment, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.5435% 8/30/26 (b)(c)	375,000	366,563
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 8.6998% 3/1/26 (b)(c)	373,125	315,291
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.2935% 7/28/21 (b)(c)	475,692	470,936
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5156% 8/2/26 (b)(c)	545,000	547,115

TOTAL RESTAURANTS		2,414,280

Services - 5.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.4463% 6/13/25 (b)(c)	1,065,000	1,015,083
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6963% 6/13/24 (b)(c)	1,305,130	1,268,613
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8% 10/19/23 (b)(c)	712,786	703,284
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.7935% 3/11/25 (b)(c)	614,325	614,583
BidFair MergeRight, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.500% 1/23/27 (c)(d)	375,000	370,549
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5142% 6/21/24 (b)(c)	731,167	712,888
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7935% 11/7/23 (b)(c)	457,784	457,784
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.05% 2/7/26 (b)(c)	263,675	265,405
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0031% 8/1/26 (b)(c)	375,000	374,689
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 3/29/25 (b)(c)	464,421	465,331
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 9/24/26 (c)(d)	210,000	210,788
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.0435% 7/30/26 (b)(c)	498,750	495,633
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0644% 11/21/24 (b)(c)	728,826	692,384
KAR Auction Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3125% 9/13/26 (b)(c)	420,000	421,575
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8544% 2/21/25 (b)(c)	830,711	828,983
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 2/27/25 (b)(c)	1,626,597	1,626,597
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5723% 11/14/22 (b)(c)	1,227,504	1,206,023
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 7/30/25 (b)(c)	248,744	248,433
Thomson Reuters IP&S Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 10/3/23 (b)(c)	270,475	271,941
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5692% 9/26/24 (b)(c)	411,645	341,838
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 5/15/23 (b)(c)	29,063	28,240
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 5.2935% 5/14/22 (b)(c)	556,486	547,443
3 month U.S. LIBOR + 3.250% 5.2935% 5/14/22 (b)(c)	62,191	61,180
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 5/14/23 (b)(c)	165,937	161,236
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.834% 6/21/26 (b)(c)	375,000	361,406

TOTAL SERVICES		13,751,909

Steel - 0.3%
Advanced Drainage Systems, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7/31/26 (c)(d)	250,000	250,938
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3036% 6/14/21 (b)(c)	671,609	671,051

TOTAL STEEL		921,989

Super Retail - 4.3%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.1003% 7/2/22 (b)(c)	687,588	478,857
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0435% 9/25/24 (b)(c)	6,469,995	6,220,877
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7859% 2/3/24 (b)(c)	1,466,673	1,470,486
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.03% 11/17/24 (b)(c)	360,712	361,523
David's Bridal, Inc. term loan:
3 month U.S. LIBOR + 7.500% 9.61% 7/18/23 (b)(c)	13,349	11,347
3 month U.S. LIBOR + 8.000% 10.11% 1/18/24 (b)(c)	53,398	29,369
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5435% 8/19/23 (b)(c)	581,640	563,877
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.500% 4.55% 8/19/22 (b)(c)	391,319	387,570
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5055% 1/26/23 (b)(c)	596,678	450,277
Red Ventures LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 11/8/24 (b)(c)	304,232	305,120
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(g)	1,202,543	0
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.1228% 4/16/26 (b)(c)	683,288	673,182
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 6.6228% 9/12/24 (b)(c)	99,750	98,420
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 5/31/25 (b)(c)	465,288	450,822

TOTAL SUPER RETAIL		11,501,727

Technology - 14.9%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 8/10/25 (b)(c)	652,410	523,559
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3544% 4/23/26 (b)(c)	248,750	247,041
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 2/28/25 (b)(c)	487,575	489,199
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 10/2/25 (b)(c)	820,121	788,374
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.2921% 9/5/25 (b)(c)	495,000	493,144
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2555% 4/19/25 (b)(c)	247,494	236,975
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0536% 4/30/25 (b)(c)	990,000	991,733
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 4/4/26 (b)(c)	1,335,000	1,329,046
Compuware Corp. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 8/23/25 (b)(c)	581,236	582,933
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 11/29/24 (b)(c)	244,765	241,400
Datto, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.2935% 4/2/26 (b)(c)	249,375	251,245
DCert Buyer, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 8/8/26 (c)(d)	1,000,000	996,250
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.05% 9/19/25 (b)(c)	625,000	627,738
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 2/1/25 (b)(c)	349,821	342,825
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.7935% 2/1/26 (b)(c)(e)	135,000	129,600
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 10/31/24 (b)(c)	741,746	739,892
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8945% 8/23/25 (b)(c)	190,283	190,917
EagleView Technology Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 8/14/25 (b)(c)	590,538	569,869
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8822% 2/9/23 (b)(c)	280,541	274,327
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.2828% 1/31/24 (b)(c)	191,363	191,841
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 7/22/26 (b)(c)	375,000	373,751
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3% 6/1/22 (b)(c)	664,944	664,838
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2935% 3/8/26 (b)(c)	110,000	106,150
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 3/8/25 (b)(c)	375,250	364,931
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.6044% 12/2/24 (b)(c)	630,034	629,644
3 month U.S. LIBOR + 7.500% 9.8319% 12/1/25 (b)(c)	250,000	249,765
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0435% 2/15/24 (b)(c)	817,017	817,940
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 7/7/25 (b)(c)	60,000	60,113
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 7/1/24 (b)(c)	430,141	429,711
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5365% 9/4/26 (b)(c)	115,000	115,000
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.8544% 2/1/22 (b)(c)	1,213,632	1,214,579
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5031% 11/1/24 (b)(c)	662,000	671,103
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.2531% 11/1/23 (b)(c)	1,453,319	1,455,630
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.3% 1/20/24 (b)(c)	584,559	582,004
3 month U.S. LIBOR + 9.000% 11.05% 1/20/25 (b)(c)	500,000	491,875
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 11/20/21 (b)(c)	139,810	139,520
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.5435% 6/21/24 (b)(c)	1,327,412	1,308,602
3 month U.S. LIBOR + 2.500% 4.5435% 6/21/24 (b)(c)	188,815	186,140
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 5.7935% 9/29/24 (b)(c)	1,214,149	1,216,358
3 month U.S. LIBOR + 8.500% 10.5435% 9/29/25 (b)(c)	147,955	149,157
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.13% 9/4/26 (b)(c)	85,000	83,725
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.38% 9/4/25 (b)(c)	341,550	337,708
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 9/19/26 (c)(d)	375,000	376,549
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 4/26/24 (b)(c)	249,375	249,063
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 5/30/26 (b)(c)	375,000	372,188
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 5/31/25 (b)(c)	748,709	733,465
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0435% 5/31/26 (b)(c)	370,000	355,433
S2P Acquisition Borrower, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 8/14/26 (b)(c)	250,000	249,533
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.459% 8/1/25 (b)(c)	709,638	696,332
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 3/3/23 (b)(c)	572,014	568,948
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.3544% 9/30/22 (b)(c)	1,216,730	1,216,475
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 7/8/22 (b)(c)	216,849	217,391
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 4/16/25 (b)(c)	252,227	252,857
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 4/16/25 (b)(c)	166,602	167,018
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 4/16/25 (b)(c)	1,682,802	1,688,759
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0275% 3/9/23 (b)(c)	738,255	693,613
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 5/1/24 (b)(c)	968,220	971,047
TIBCO Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.07% 6/30/26 (b)(c)	624,260	624,522
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6003% 9/28/24 (b)(c)	812,607	812,103
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.5536% 7/13/23 (b)(c)	511,049	506,684
3 month U.S. LIBOR + 4.000% 6.0275% 4/4/25 (b)(c)	490,285	486,711
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 5/4/26 (b)(c)	805,000	809,025
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.5535% 1/27/23 (b)(c)	437,783	412,747
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.5435% 8/27/25 (b)(c)	635,580	637,169
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 7/2/25 (b)(c)	1,031,577	1,001,021
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2935% 7/2/26 (b)(c)	750,000	735,623
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0438% 3/1/26 (b)(c)	1,216,000	1,217,520
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 9.7775% 10/11/26 (b)(c)	365,905	354,928
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7775% 10/11/25 (b)(c)	444,342	436,606
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 5/17/26 (b)(c)	404,436	406,312
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.7935% 9/26/26 (b)(c)	375,000	371,719

TOTAL TECHNOLOGY		39,507,513

Telecommunications - 6.7%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.7775% 7/15/25 (b)(c)	488,750	475,515
3 month U.S. LIBOR + 2.750% 4.807% 1/31/26 (b)(c)	491,250	477,741
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.31% 12/22/23 (b)(c)	487,575	488,999
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8% 6/15/24 (b)(c)	2,314,786	2,307,356
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.79% 5/31/25 (b)(c)	987,500	791,926
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8036% 11/27/23 (b)(c)	2,535,000	2,540,552
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.5536% 1/2/24 (b)(c)	1,000,000	1,010,830
Tranche B-5, term loan 6.625% 1/2/24	1,525,000	1,555,973
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2935% 2/22/24 (b)(c)	916,000	917,337
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5435% 2/10/24 (b)(c)	731,250	605,109
Radiate Holdco LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 2/1/24 (b)(c)	498,750	498,127
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0435% 2/1/24 (b)(c)	772,794	769,278
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.2935% 2/2/26 (b)(c)	1,092,459	1,096,250
Sabre Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.307% 4/15/26 (b)(c)	374,063	375,465
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5435% 11/1/24 (b)(c)	486,672	425,838
3 month U.S. LIBOR + 8.250% 10.2935% 11/1/25 (b)(c)	500,000	437,855
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.7935% 7/31/25 (b)(c)	24,259	23,629
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.0275% 8/14/26 (b)(c)	1,240,625	1,236,494
Sprint Communications, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 5.0625% 2/2/24 (b)(c)	496,250	494,543
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5625% 2/3/24 (b)(c)	398,929	395,813
Triton Bidco Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9/23/26 (c)(d)	500,000	491,795
Windstream Services LLC 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.55% 2/26/21 (b)(c)	250,000	250,000

TOTAL TELECOMMUNICATIONS		17,666,425

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.1678% 6/15/23 (b)(c)	407,400	384,993
Transportation Ex Air/Rail - 0.4%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.1451% 9/11/24 (b)(c)	135,000	132,975
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8951% 9/11/23 (b)(c)	204,757	203,221
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.05% 6/22/22 (b)(c)	514,127	514,127
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.14% 9/14/20 (b)(c)	309,005	307,073

TOTAL TRANSPORTATION EX AIR/RAIL		1,157,396

Utilities - 2.7%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5435% 8/1/25 (b)(c)	1,189,963	1,192,795
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.6044% 11/13/21 (b)(c)	847,700	811,673
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8% 6/26/25 (b)(c)	493,255	491,716
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.0435% 2/15/24 (b)(c)	368,720	353,182
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.11% 12/3/25 (b)(c)	235,392	235,392
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.8544% 12/19/20 (b)(c)	1,077,291	945,323
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3% 7/24/26 (b)(c)	493,613	494,985
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7935% 8/13/26 (b)(c)	249,375	250,934
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0435% 11/30/23 (b)(c)	825,510	784,235
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.0359% 12/31/25 (b)(c)	1,452,119	1,455,952

TOTAL UTILITIES		7,016,187

TOTAL BANK LOAN OBLIGATIONS
(Cost $239,901,351)		234,624,191

Nonconvertible Bonds - 5.2%
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (h)	500,000	536,875
Broadcasting - 0.0%
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (h)	125,000	131,094
Chemicals - 0.1%
TPC Group, Inc. 10.5% 8/1/24 (h)	160,000	166,800
Containers - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.8034% 7/15/21 (b)(c)(h)	520,000	520,650
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	145,000	152,424

TOTAL CONTAINERS		673,074

Diversified Financial Services - 0.1%
EG Global Finance PLC 6.75% 2/7/25 (h)	125,000	122,031
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	140,000	145,600

TOTAL DIVERSIFIED FINANCIAL SERVICES		267,631

Energy - 1.0%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	500,000	574,375
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8685% 6/15/22 (b)(c)(h)	1,000,000	997,671
6.875% 6/15/25 (h)	420,000	421,050
Denbury Resources, Inc.:
9% 5/15/21 (h)	150,000	139,125
9.25% 3/31/22 (h)	300,000	262,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (h)	290,000	217,500

TOTAL ENERGY		2,612,221

Environmental - 0.0%
Tervita Escrow Corp. 7.625% 12/1/21 (h)	80,000	81,300
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	250,000	261,250
Stars Group Holdings BV 7% 7/15/26 (h)	495,000	527,175
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	300,000	294,750

TOTAL GAMING		1,083,175

Healthcare - 1.0%
Community Health Systems, Inc. 6.25% 3/31/23	465,000	461,908
Tenet Healthcare Corp.:
4.625% 7/15/24	1,500,000	1,541,595
5.125% 5/1/25	500,000	506,900
Valeant Pharmaceuticals International, Inc. 5.5% 11/1/25 (h)	235,000	245,892

TOTAL HEALTHCARE		2,756,295

Leisure - 0.3%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	325,000	323,131
7.25% 11/30/21 (h)	500,000	512,500

TOTAL LEISURE		835,631

Paper - 0.1%
CommScope Finance LLC:
5.5% 3/1/24 (h)	150,000	154,313
6% 3/1/26 (h)	150,000	155,220

TOTAL PAPER		309,533

Services - 0.1%
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (h)	250,000	237,500
Super Retail - 0.0%
Staples, Inc. 10.75% 4/15/27 (h)	125,000	128,438
Technology - 0.2%
Uber Technologies, Inc. 7.5% 11/1/23 (h)	500,000	503,750
Telecommunications - 1.1%
Altice Financing SA 7.5% 5/15/26 (h)	900,000	956,241
Frontier Communications Corp. 8% 4/1/27 (h)	675,000	711,916
SFR Group SA:
6.25% 5/15/24 (h)	317,000	327,144
7.375% 5/1/26 (h)	855,000	916,740

TOTAL TELECOMMUNICATIONS		2,912,041

Textiles/Apparel - 0.1%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (h)	170,000	151,459
Transportation Ex Air/Rail - 0.2%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	455,000	482,710
TOTAL NONCONVERTIBLE BONDS
(Cost $13,578,503)		13,869,527
	Shares	Value

Common Stocks - 1.0%
Energy - 0.5%
Expro Holdings U.S., Inc. (e)(i)	62,178	1,057,026
Expro Holdings U.S., Inc. (e)(h)(i)	22,818	387,906

TOTAL ENERGY		1,444,932

Publishing/Printing - 0.1%
Cenveo Corp. (e)	7,037	205,199
Super Retail - 0.0%
David's Bridal, Inc. (e)	1,031	2,041
Utilities - 0.4%
TexGen Power LLC (e)(i)	25,327	934,566
TOTAL COMMON STOCKS
(Cost $3,613,816)		2,586,738

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $29,756)	30,115	30,115

Money Market Funds - 7.8%
Fidelity Cash Central Fund 1.96% (j)
(Cost $20,578,735)	20,576,684	20,580,799
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $277,702,161)		271,691,370
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(7,107,962)
NET ASSETS - 100%		$264,583,408

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $128,641 and $127,214, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,172,655 or 4.2% of net assets.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$426,293
Total	$426,293

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,041	$--	$--	$2,041
Energy	1,444,932	--	--	1,444,932
Industrials	205,199	--	--	205,199
Utilities	934,566	--	--	934,566
Bank Loan Obligations	234,624,191	--	233,923,800	700,391
Corporate Bonds	13,869,527	--	13,869,527	--
Other	30,115	--	--	30,115
Money Market Funds	20,580,799	20,580,799	--	--
Total Investments in Securities:	$271,691,370	$20,580,799	$247,793,327	$3,317,244

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$3,498,554
Net Realized Gain (Loss) on Investment Securities	475
Net Unrealized Gain (Loss) on Investment Securities	(546,723)
Cost of Purchases	525,103
Proceeds of Sales	(44,969)
Amortization/Accretion	1,411
Transfers into Level 3	182,293
Transfers out of Level 3	(298,900)
Ending Balance	$3,317,244
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2019	$(546,723)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.0%
Luxembourg	5.5%
Cayman Islands	1.2%
Canada	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $257,123,426)	$251,110,571
Fidelity Central Funds (cost $20,578,735)	20,580,799
Total Investment in Securities (cost $277,702,161)		$271,691,370
Cash		185,229
Receivable for investments sold		1,298,441
Receivable for fund shares sold		685,398
Interest receivable		1,763,953
Distributions receivable from Fidelity Central Funds		36,378
Total assets		275,660,769
Liabilities
Payable for investments purchased	$10,396,206
Payable for fund shares redeemed	663,069
Other payables and accrued expenses	18,086
Total liabilities		11,077,361
Net Assets		$264,583,408
Net Assets consist of:
Paid in capital		$292,336,824
Total accumulated earnings (loss)		(27,753,416)
Net Assets, for 28,489,743 shares outstanding		$264,583,408
Net Asset Value, offering price and redemption price per share ($264,583,408 ÷ 28,489,743 shares)		$9.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2019
Investment Income
Dividends		$61,908
Interest		16,383,079
Income from Fidelity Central Funds		426,293
Total income		16,871,280
Expenses
Custodian fees and expenses	$25,626
Independent trustees' fees and expenses	1,785
Commitment fees	902
Total expenses before reductions	28,313
Expense reductions	(11,311)
Total expenses after reductions		17,002
Net investment income (loss)		16,854,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,330,972)
Fidelity Central Funds	1,051
Total net realized gain (loss)		(2,329,921)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,694,580)
Fidelity Central Funds	(1,051)
Total change in net unrealized appreciation (depreciation)		(3,695,631)
Net gain (loss)		(6,025,552)
Net increase (decrease) in net assets resulting from operations		$10,828,726

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2019	Year ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,854,278	$25,915,481
Net realized gain (loss)	(2,329,921)	(3,298,132)
Change in net unrealized appreciation (depreciation)	(3,695,631)	3,190,802
Net increase (decrease) in net assets resulting from operations	10,828,726	25,808,151
Distributions to shareholders	(19,420,141)	–
Distributions to shareholders from net investment income	–	(24,422,695)
Total distributions	(19,420,141)	(24,422,695)
Share transactions
Proceeds from sales of shares	23,153,755	28,880,712
Reinvestment of distributions	19,420,136	24,422,002
Cost of shares redeemed	(230,601,949)	(42,421,637)
Net increase (decrease) in net assets resulting from share transactions	(188,028,058)	10,881,077
Total increase (decrease) in net assets	(196,619,473)	12,266,533
Net Assets
Beginning of period	461,202,881	448,936,348
End of period	$264,583,408	$461,202,881
Other Information
Undistributed net investment income end of period		$3,453,216
Shares
Sold	2,488,225	3,037,422
Issued in reinvestment of distributions	2,093,908	2,569,288
Redeemed	(24,531,127)	(4,465,093)
Net increase (decrease)	(19,948,994)	1,141,617

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Floating Rate High Income Fund

Years ended September 30,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$9.49	$9.42	$9.46	$10.33
Income from Investment Operations
Net investment income (loss)A	.547	.540	.445	.438	.457
Net realized and unrealized gain (loss)	(.131)	(.001)	.053	(.028)	(.534)
Total from investment operations	.416	.539	.498	.410	(.077)
Distributions from net investment income	(.646)	(.509)	(.428)	(.450)	(.434)
Distributions from net realized gain	–	–	–	–	(.359)
Total distributions	(.646)	(.509)	(.428)	(.450)	(.793)
Net asset value, end of period	$9.29	$9.52	$9.49	$9.42	$9.46
Total ReturnB,C	4.61%	5.82%	5.38%	4.59%	(.80)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%	.01%	.49%	.75%	.72%
Expenses net of fee waivers, if any	.01%	.01%	.49%	.75%	.72%
Expenses net of all reductions	.01%	- %F	.48%	.75%	.72%
Net investment income (loss)	5.87%	5.68%	4.71%	4.78%	4.61%
Supplemental Data
Net assets, end of period (000 omitted)	$264,583	$461,203	$448,936	$203,368	$205,782
Portfolio turnover rateG	33%	52%	75%	46%	42%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2019

1. Organization.

Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2019, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2019, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,111,858
Gross unrealized depreciation	(7,617,311)
Net unrealized appreciation (depreciation)	$(5,505,453)
Tax Cost	$277,196,823

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$157,274
Capital loss carryforward	$(22,405,239)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,505,453)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(1,389,935)
Long-term	(21,015,304)
Total capital loss carryforward	$(22,405,239)

The tax character of distributions paid was as follows:

	September 30, 2019	September 30, 2018
Ordinary Income	$19,420,141	$24,422,695

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $90,111,631 and $277,363,402, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $902 and is reflected in Commitment fees on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $11,311.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity Series Floating Rate High Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Series Floating Rate High Income Fund (the "Fund"), a fund of Fidelity Summer Street Trust, including the schedule of investments, as of September 30, 2019, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodians, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

November 15, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Michael E. Wiley, each of the Trustees oversees 298 funds. Mr. Wiley oversees 197 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Chair (2018-present) and Member (2013-present) of the Board of Governors, State University System of Florida and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present) and as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), a Director of Fortune Brands, Inc. (consumer products, 2000-2011), and a member of the Board of Trustees of the University of Florida (2013-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of High Point Resources (exploration and production, 2005-present). Previously, Mr. Wiley served as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a Director of Andeavor Logistics LP (natural resources logistics, 2015-2018), a Director of Post Oak Bank (privately-held bank, 2004-2018), a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), an Advisory Director of Riverstone Holdings (private investment), a Director of Spinnaker Exploration Company (exploration and production, 2001-2005) and Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Executive Vice President of Fidelity SelectCo, LLC (2019-present), Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2019-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period-B April 1, 2019 to September 30, 2019
Actual	.01%	$1,000.00	$1,032.10	$.05
Hypothetical-C		$1,000.00	$1,025.02	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 0.67% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

SFR-ANN-1119
1.924290.107

Item 2.

Code of Ethics

As of the end of the period, September 30, 2019, Fidelity Summer Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Floating Rate High Income Fund (the “Fund(s)”):

Services Billed by Deloitte Entities

September 30, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$69,000	$100	$6,300	$1,800

September 30, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Floating Rate High Income Fund	$71,000	$100	$6,300	$2,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management

& Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2019A	September 30, 2018A
Audit-Related Fees	$290,000	$5,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	September 30, 2019A	September 30, 2018A
Deloitte Entities	$580,000	$490,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 26, 2019